Principal Accounting Policies (Schedule of Fair value Level 3 Investment) (Details) - Fair Value, Inputs, Level 3 [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Fair value of Level 3 investment at the beginning of the year	¥ 0	$ 0	¥ 0
Addition	1,547,135	225,022	0
Decrease	(457,564)	(66,550)
The change in fair value of the investments	10,509	1,528	0
Fair value of Level 3 investment at the end of the year	¥ 1,100,080	$ 160,000	¥ 0